Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Building on Non-Freehold Land
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	10 years
Fittings and Fixtures | Bottom of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	9 years
Fittings and Fixtures | Top of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	25 years
Scientific Equipment | Bottom of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	2 years
Scientific Equipment | Top of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	12 years
Computer Equipment | Bottom of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	2 years
Computer Equipment | Top of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	5 years
Furniture | Bottom of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	4 years
Furniture | Top of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	10 years
Vehicles | Bottom of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	4 years
Vehicles | Top of Range
Disclosure Of Intangible Assets With Indefinite Useful Life [Line Items]
Estimated useful lives for property, plant and equipment	6 years